497(d)
                                                                       333-01581

                       SUPPLEMENT DATED DECEMBER 13, 2004
                                       TO

                                  PROSPECTUSES
                                       FOR

                             MONY VARIABLE ACCOUNT A
                         MONY AMERICA VARIABLE ACCOUNT A
                        FLEXIBLE PAYMENT VARIABLE ANNUITY

                             MONY VARIABLE ACCOUNT L
                         MONY AMERICA VARIABLE ACCOUNT L
                 FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICY
              GROUP FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICY

                                    ISSUED BY
                           MONY LIFE INSURANCE COMPANY
                     MONY LIFE INSURANCE COMPANY OF AMERICA

THIS SUPPLEMENT MODIFIES CERTAIN INFORMATION CONTAINED IN THE CURRENT PROSPECTUSES AND STATEMENTS OF ADDITIONAL INFORMATION (TOGETHER THE "PROSPECTUS"). YOU SHOULD READ THIS SUPPLEMENT IN CONJUNCTION WITH THE PROSPECTUS AND RETAIN IT FOR FUTURE REFERENCE. UNLESS OTHERWISE INDICATED, ALL OTHER INFORMATION INCLUDED IN THE PROSPECTUS REMAINS UNCHANGED. THE TERMS AND SECTION HEADINGS WE USE IN THIS SUPPLEMENT HAVE THE SAME MEANING AS IN THE PROSPECTUS.

AXA Equitable Life Insurance Company ("AXA Equitable") serves as the investment manager of the Portfolios of the EQ Advisors Trust (the "Trust"). As such, AXA Equitable oversees the activities of the investment advisers with respect to the Trust and is responsible for retaining and discontinuing the services of those advisers.

Effective December 13, 2004, the adviser changes described below will take effect for Portfolios in the Trust. The investment objectives of these Portfolios will remain the same. Not all of the Portfolios may be available in your life policy or annuity contract.

     1. Bear Stearns Asset Management Inc. has been appointed to serve as the Sub-Adviser to the EQ/Enterprise Small Company Growth Portfolio, replacing William D. Witter, Inc.

     2. Montag & Caldwell, Inc. has been appointed as the Sub-Adviser to the EQ/Enterprise Multi-Cap Growth Portfolio, replacing Fred Alger Management, Inc.